Marketable Securities: (Details Text) (USD $)	12 Months Ended	36 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Marketable securities cost basis	$ 511,766	$ 511,766	$ 850,529
Impairment of marketable securities	$ 433,973	$ 433,973